Non-controlling interests - Financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Current assets	$ 1,910,819	$ 1,480,321
Non-current assets	4,686,307	4,946,234
Current liabilities	(729,616)	(1,302,306)
Non-current liabilities	(3,486,244)	(2,951,232)
Carrying amount of Methanex non-controlling interests	287,707	242,090
Total
Disclosure of subsidiaries [line items]
Current assets	326,345	283,628
Non-current assets	1,191,927	1,313,220
Current liabilities	(192,435)	(309,428)
Non-current liabilities	(741,276)	(820,725)
Net assets	584,561	466,695
Carrying amount of Methanex non-controlling interests	287,707	242,090
Methanex Egypt
Disclosure of subsidiaries [line items]
Current assets	133,097	129,320
Non-current assets	479,004	521,708
Current liabilities	(38,424)	(123,969)
Non-current liabilities	(95,219)	(101,810)
Net assets	478,458	425,249
Carrying amount of Methanex non-controlling interests	236,600	214,568
Waterfront Shipping Limited
Disclosure of subsidiaries [line items]
Current assets	193,248	154,308
Non-current assets	712,923	791,512
Current liabilities	(154,011)	(185,459)
Non-current liabilities	(646,057)	(718,915)
Net assets	106,103	41,446
Carrying amount of Methanex non-controlling interests	$ 51,107	$ 27,522